Equity (Narrative) (Details)		6 Months Ended
	Feb. 26, 2024 Share $ / shares	Jun. 30, 2024 Share $ / shares
Series A warrants [Member]
Disclosure of classes of share capital [line items]
Warrants were exercised		46,456
Warrant exercise price | $ / shares		$ 13.475
Employees, officers, board members, CEO and several consultants [Member] | Share Options [Member]
Disclosure of classes of share capital [line items]
Number of options granted	316,165
Exercise price per share | $ / shares	$ 12.73
Vesting period of share options	1-4 years
Employees, officers, board members, CEO and several consultants [Member] | Restricted Shares Units [Member]
Disclosure of classes of share capital [line items]
Number of restricted share units granted	30,482
Vesting period of share options	1-4 years